UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6042

Name of Fund: The Europe Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The Europe Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

The Europe Fund, Inc.

Schedule of Investments as of March 31, 2006

                                                           Shares                                               (in U.S. dollars)
Country              Industry                                Held      Common Stocks                                   Value
================================================================================================================================
Austria - 2.5%       Commercial Banks - 1.1%               11,415      Bank Austria Creditanstalt AG               $   1,464,276
                     -----------------------------------------------------------------------------------------------------------
                     Oil Gas & Consumable Fuels - 1.4%     29,227      OMV AG                                          1,952,381
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Austria                  3,416,657
================================================================================================================================
Finland - 1.5%       Electric Utilities - 1.5%             80,760      Fortum Oyj                                      2,034,784
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                  2,034,784
================================================================================================================================
France - 20.2%       Automobiles - 1.8%                    22,820      Renault SA                                      2,423,282
                     -----------------------------------------------------------------------------------------------------------
                     Commercial Banks - 4.5%               32,737      BNP Paribas SA                                  3,036,633
                                                            3,022      BNP Paribas - New                                 270,808
                                                           18,001      Societe Generale 'A'                            2,703,396
                                                                                                                   -------------
                                                                                                                       6,010,837
                     -----------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 1.7%     23,037      Vinci SA                                        2,267,904
                                                           23,037    + Vinci SA - Rights                                  49,345
                                                                                                                   -------------
                                                                                                                       2,317,249
                     -----------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 1.7%           21,277      Schneider Electric SA                           2,294,190
                     -----------------------------------------------------------------------------------------------------------
                     Food Products - 1.8%                  20,004      Groupe DANONE                                   2,447,424
                     -----------------------------------------------------------------------------------------------------------
                     Insurance - 2.1%                      79,679      AXA                                             2,792,439
                     -----------------------------------------------------------------------------------------------------------
                     Machinery - 1.7%                       2,344      Vallourec SA                                    2,260,774
                     -----------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.6%                52,867      Arcelor                                         2,081,181
                     -----------------------------------------------------------------------------------------------------------
                     Oil Gas & Consumable Fuels - 3.3%     16,743      Total SA                                        4,410,958
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                  27,038,334
================================================================================================================================
Germany - 10.1%      Capital Markets - 2.2%                25,806      Deutsche Bank AG                                2,943,359
                     -----------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 2.3%       32,707      Siemens AG                                      3,049,286
                     -----------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 1.9%                29,281      RWE AG                                          2,544,911
                     -----------------------------------------------------------------------------------------------------------
                     Software - 2.1%                       13,095      SAP AG (Systeme, Anwendungen, Produkte in
                                                                       der Datenverarbeitung)                          2,836,769
                     -----------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 1.6%     30,573      Hypo Real Estate Holding AG                     2,092,982
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                 13,467,307
================================================================================================================================
Ireland - 4.7%       Commercial Banks - 1.7%               62,610      Allied Irish Banks Plc                          1,492,622
                                                          120,172      Bank of Ireland                                 2,232,302
                                                                                                                   -------------
                                                                                                                       3,724,924
                     -----------------------------------------------------------------------------------------------------------
                     Construction Materials - 1.9%         75,231      CRH Plc                                         2,621,987
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                  6,346,911
================================================================================================================================
Italy - 3.3%         Commercial Banks - 2.0%              375,823      UniCredito Italiano SpA                         2,716,091
                     -----------------------------------------------------------------------------------------------------------
                     Insurance - 1.3%                      46,678      Assicurazioni Generali SpA                      1,755,636
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                    4,471,727
================================================================================================================================
Netherlands - 3.4%   Chemicals - 1.4%                      35,359    + Akzo Nobel NV                                   1,873,769
                     -----------------------------------------------------------------------------------------------------------
                     Household Durables - 2.0%             77,744      Koninklijke (Royal) Philips Electronics NV      2,623,956
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands          4,497,725
================================================================================================================================
Spain - 3.6%         Commercial Banks - 2.1%              193,781      Banco Santander Central Hispano SA              2,825,787
                     -----------------------------------------------------------------------------------------------------------
                     Tobacco - 1.5%                        43,923      Altadis SA                                      1,966,686
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                    4,792,473
================================================================================================================================
Sweden - 3.5%        Communications Equipment - 2.0%      721,174      Telefonaktiebolaget LM Ericsson                 2,738,975
                     -----------------------------------------------------------------------------------------------------------
                     Tobacco - 1.5%                       147,698      Swedish Match AB                                2,018,276
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                   4,757,251
================================================================================================================================

The Europe Fund, Inc.

Schedule of Investments as of March 31, 2006

                                                           Shares                                               (in U.S. dollars)
Country              Industry                                Held      Common Stocks                                   Value
================================================================================================================================
Switzerland - 11.9%  Capital Markets - 2.9%                35,092      UBS AG                                      $   3,845,257
                     -----------------------------------------------------------------------------------------------------------
                     Chemicals - 1.5%                      14,557    + Syngenta AG                                     2,040,665
                     -----------------------------------------------------------------------------------------------------------
                     Food Products - 2.8%                  12,638      Nestle SA                                       3,742,515
                     -----------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 3.0%                71,439      Novartis AG                                     3,963,215
                     -----------------------------------------------------------------------------------------------------------
                     Textiles Apparel & Luxury             48,872      Compagnie Financiere Richemont AG               2,337,300
                     Goods - 1.7%
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland             15,928,952
================================================================================================================================
United               Aerospace & Defense - 1.6%           299,593      BAE Systems Plc                                 2,186,459
Kingdom - 34.7%      -----------------------------------------------------------------------------------------------------------
                     Chemicals - 1.4%                     314,482      Imperial Chemical Industries Plc                1,887,372
                     -----------------------------------------------------------------------------------------------------------
                     Commercial Banks - 4.9%              257,114      Barclays Plc                                    3,003,647
                                                           65,928      HBOS Plc                                        1,098,952
                                                          253,963      Lloyds TSB Group Plc                            2,425,009
                                                                                                                   -------------
                                                                                                                       6,527,608
                     -----------------------------------------------------------------------------------------------------------
                     Electric Utilities - 1.5%            154,638      Drax Group Plc                                  2,073,392
                     -----------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 1.4%      318,526      J Sainsbury Plc                                 1,837,055
                     -----------------------------------------------------------------------------------------------------------
                     Hotels Restaurants &                 112,001      Enterprise Inns Plc                             1,849,458
                     Leisure - 1.4%
                     -----------------------------------------------------------------------------------------------------------
                     Insurance - 1.7%                     196,772      Prudential Plc                                  2,278,244
                     -----------------------------------------------------------------------------------------------------------
                     Internet & Catalog Retail - 1.6%     116,743      GUS Plc                                         2,136,333
                     -----------------------------------------------------------------------------------------------------------
                     Media - 1.5%                         956,205      ITV Plc                                         1,977,858
                     -----------------------------------------------------------------------------------------------------------
                     Metals & Mining - 3.4%                51,588      Rio Tinto Plc                                   2,614,656
                                                           60,398      Xstrata Plc                                     1,951,736
                                                                                                                   -------------
                                                                                                                       4,566,392
                     -----------------------------------------------------------------------------------------------------------
                     Multiline Retail - 1.7%              234,739      Marks & Spencer Group Plc                       2,265,875
                     -----------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 1.5%               409,321      Centrica Plc                                    1,998,610
                     -----------------------------------------------------------------------------------------------------------
                     Oil Gas & Consumable Fuels - 5.7%    505,936      BP Plc                                          5,800,730
                                                          321,933      Tullow Oil Plc                                  1,893,001
                                                                                                                   -------------
                                                                                                                       7,693,731
                     -----------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 2.5%                68,213      AstraZeneca Plc                                 3,431,237
                     -----------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication         1,847,328      Vodafone Group Plc                              3,861,150
                     Services - 2.9%
                     -----------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom      46,570,774
================================================================================================================================
                     Total Investments (Cost - $121,190,995*) - 99.4%                                                133,322,895

                     Other Assets Less Liabilities - 0.6%                                                                779,473
                                                                                                                   -------------
                     Net Assets - 100.0%                                                                           $ 134,102,368
                                                                                                                   =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost.........................................     $ 119,418,897
                                                                  =============
      Gross unrealized appreciation..........................     $  14,679,932
      Gross unrealized depreciation..........................          (775,934)
                                                                  -------------
      Net unrealized appreciation............................     $  13,903,998
                                                                  =============

+     Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Europe Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The Europe Fund, Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    The Europe Fund, Inc.

Date: May 22, 2006